Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights, Net [Abstract]
Schedule of land user rights, net
	December 31, 2017	December 31, 2018
Land use rights	—	216,489
Less: Accumulated amortization—land use rights	—	(2,827)
Total land use rights, net	—	213,662